Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP Related Party Transactions [Text Block]

7. RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are units of common trust funds managed by the Trustee, as well as common shares of Nutrien. Related transactions qualify as exempt party-in-interest transactions. These investments are disclosed in the supplemental schedule of assets held. Fees paid by the Plan for investment management services to the Trustee were included as a reduction of the return earned on each fund. Included in the statement of changes in net assets available for benefits are fees paid by the Plan for loan, recordkeeping and administrative expenses.

At December 31, 2025, the Plan held approximately 240,150 shares of Nutrien common stock (2024 - 268,961) with a fair value of $14,822,047 (2024 - $12,036,025). During the year ended December 31, 2025, the Plan recorded dividend income of $615,281.